Document and Entity Information	Apr. 06, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001057352
Document Type	8-K
Document Period End Date	Apr. 06, 2025
Entity Registrant Name	COSTAR GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-24531
Entity Tax Identification Number	52-2091509
Entity Address, Address Line One	1201 Wilson Blvd.
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20009
City Area Code	(202)
Local Phone Number	346-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CSGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false